UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09086

TD ASSET MANAGEMENT USA FUNDS INC.
(FORMERLY KNOWN AS “TD WATERHOUSE FAMILY OF FUNDS, INC.”)
(Exact name of registrant as specified in charter)
31 West 52nd  Street, New York, New York 10019

(Address of principal executive offices)            (Zip code)

Mark Bell, President, TD Asset Management USA Funds  Inc., 31 West 52nd Street, NY, NY 10019

 (Name and address of agent for service)

Registrant’s telephone number, including area code: 212-827-7061

Date of fiscal year end: October 31, 2009

Date of reporting period: July 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.
§ 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

PRINCIPAL AMOUNT		VALUE

	COMMERCIAL PAPER

	ASSET-BACKED–2.8%
$49,800,000	Old Line Funding LLC, 0.31%, due 8/26/09 (LIQ: Royal Bank of Canada; Old Line Funding) (Note A)	$49,789,279
98,800,000	Old Line Funding LLC, 0.33%, due 9/10/09 (LIQ: Royal Bank of Canada; Old Line Funding) (Note A)	98,763,773
51,714,000	Old Line Funding LLC, 0.32%, due 10/15/09 (LIQ: Royal Bank of Canada; Old Line Funding) (Note A)	51,679,524
36,261,000	Old Line Funding LLC, 0.31%, due 10/19/09 (LIQ: Royal Bank of Canada; Old Line Funding) (Note A)	36,236,332
50,000,000	Ticonderoga Funding LLC, 0.26%, due 8/17/09 (LOC: Bank of America, N.A.) (Note A)	49,994,222
		286,463,130

	BANKS—17.6%
75,000,000	Australia & New Zealand Banking Group, 0.60%, due 8/7/09 (Note A)	74,992,500
100,000,000	Australia & New Zealand Banking Group, 0.96%, due 8/18/09 (Note A)	99,954,667
97,000,000	Australia & New Zealand Banking Group, 0.80%, due 9/18/09 (Note A)	96,896,533
100,000,000	Australia & New Zealand Banking Group, 0.79%, due 9/24/09 (Note A)	99,881,500
75,000,000	JPMorgan Chase Funding, 0.27%, due 8/3/09 (Note A)	74,998,875
75,000,000	JPMorgan Chase Funding, 0.32%, due 9/23/09 (Note A)	74,964,667
50,000,000	JPMorgan Chase Funding, 0.33%, due 10/23/09 (Note A)	49,961,958
50,000,000	JPMorgan Chase Funding, 0.35%, due 11/19/09 (Note A)	49,946,528
100,000,000	Lloyds TSB Bank PLC, 0.23%, due 8/7/09	99,996,167
75,000,000	Royal Bank of Canada, 0.55%, due 8/17/09	74,981,667
100,000,000	Royal Bank of Scotland, 0.28%, due 8/5/09	99,996,889
175,000,000	Royal Bank of Scotland, 0.28%, due 8/12/09	174,985,028
100,000,000	Royal Bank of Scotland, 0.27%, due 8/21/09	99,985,000
75,000,000	Royal Bank of Scotland, 0.28%, due 8/27/09	74,984,833
100,000,000	Svenska Handelsbanken, Inc., 0.49%, due 12/17/09	99,812,167
98,000,000	Westpac Banking Corp., NY, 0.32%, due 9/8/09 (Note A)	97,966,898
100,000,000	Westpac Banking Corp., NY, 0.34%, due 9/14/09 (Note A)	99,958,444
100,000,000	Westpac Banking Corp., NY, 0.31%, due 10/9/09 (Note A)	99,941,542
90,000,000	Westpac Banking Corp., NY, 0.38%, due 11/30/09 (Note A)	89,885,050
75,000,000	Westpac Banking Corp., NY, 0.50%, due 12/14/09 (Note A)	74,859,375
		1,808,950,288

	DOMESTIC/FOREIGN BANK SUPPORTED —26.5%
125,000,000	BNP Paribas, 0.63%, due 8/28/09 (GTY: BNP Paribas)	124,940,937
100,000,000	BNP Paribas, 0.76%, due 9/28/09 (GTY: BNP Paribas)	99,877,878
200,000,000	BNP Paribas, 0.96%, due 10/21/09 (GTY: BNP Paribas)	199,570,250
150,000,000	Canadian Imperial Holding, 0.25%, due 9/2/09 (GTY: Canadian Imperial Bank)	149,967,333
100,000,000	Canadian Imperial Holding, 0.41%, due 12/21/09 (GTY: Canadian Imperial Bank)	99,838,278
99,000,000	CBA (Delaware) Finance, 0.79%, due 8/25/09 (GTY: Commonwealth Bank of Australia)	98,947,860
100,000,000	CBA (Delaware) Finance, 0.25%, due 9/30/09 (GTY: Commonwealth Bank of Australia)	99,958,333
97,700,000	CBA (Delaware) Finance, 0.28%, due 10/27/09 (GTY: Commonwealth Bank of Australia)	97,633,890
100,000,000	ING (US) Funding LLC, 0.24%, due 8/11/09 (GTY: ING Bank N.V.)	99,993,333
100,000,000	ING (US) Funding LLC, 0.22%, due 8/24/09 (GTY: ING Bank N.V.)	99,985,944
100,000,000	ING (US) Funding LLC, 0.25%, due 9/22/09 (GTY: ING Bank N.V.)	99,963,889
40,000,000	ING (US) Funding LLC, 0.35%, due 9/23/09 (GTY: ING Bank N.V.)	39,979,389
100,000,000	ING (US) Funding LLC, 0.35%, due 10/16/09 (GTY: ING Bank N.V.)	99,932,444
100,000,000	National Australia Funding, 0.99%, due 10/20/09 (LOC: National Australia Bank) (Note A)	99,780,000
56,300,000	National Australia Funding, 0.35%, due 11/2/09 (LOC: National Australia Bank) (Note A)	56,249,095
98,000,000	National Australia Funding, 0.40%, due 11/3/09 (LOC: National Australia Bank) (Note A)	97,930,910
75,000,000	Nordea North America, Inc., 0.29%, due 8/17/09 (GTY: Nordea Bank AB)	74,990,333
100,000,000	Nordea North America, Inc., 0.28%, due 9/1/09 (GTY: Nordea Bank AB)	99,975,889
100,000,000	Nordea North America, Inc., 0.27%, due 10/19/09 (GTY: Nordea Bank AB)	99,940,750
100,000,000	Nordea North America, Inc., 0.29%, due 11/17/09 (GTY: Nordea Bank AB)	99,913,000
75,000,000	Nordea North America, Inc., 0.30%, due 12/16/09 (GTY: Nordea Bank AB)	74,914,375
50,000,000	Rabobank USA Financial, 0.32%, due 9/14/09 (GTY: Rabobank Nederland)	49,980,444
100,000,000	Scotiabanc, Inc., 0.25%, due 9/22/09 (GTY: Bank of Nova Scotia)	99,963,889
75,000,000	Societe Generale, N.A., 0.23%, due 8/13/09 (GTY: Societe Generale)	74,994,250
75,000,000	Societe Generale, N.A., 0.23%, due 8/31/09 (GTY: Societe Generale)	74,985,625
100,000,000	Societe Generale, N.A., 0.31%, due 9/16/09 (GTY: Societe Generale)	99,960,389
75,000,000	Societe Generale, N.A., 0.33%, due 9/24/09 (GTY: Societe Generale)	74,962,875
125,000,000	Societe Generale, N.A., 0.26%, due 9/29/09 (GTY: Societe Generale)	124,946,736
		2,714,078,318

	FOREIGN GOVERNMENTS—12.2%
100,000,000	Canadian Government, 0.70%, due 9/8/09	99,926,111
100,000,000	Canadian Government, 0.70%, due 9/9/09	99,924,167
100,000,000	Export Development Canada, 1.06%, due 9/8/09	99,889,167
99,000,000	Export Development Canada, 0.96%, due 9/4/09	98,911,175
399,200,000	Export Development Canada, 0.65%, due 12/24/09	398,161,843
50,000,000	Queensland Treasury Corp., 0.91%, due 8/18/09 (GTY: Queensland)	49,978,514
99,200,000	Queensland Treasury Corp., 0.81%, due 8/19/09 (GTY: Queensland)	99,159,824
50,000,000	Queensland Treasury Corp., 0.37%, due 9/15/09 (GTY: Queensland)	49,976,875
100,000,000	Queensland Treasury Corp., 0.71%, due 9/24/09 (GTY: Queensland)	99,893,500
150,000,000	Province of Quebec, 0.57%, due 8/6/09 (Note A)	149,988,125
		1,245,809,301

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

PRINCIPAL AMOUNT		VALUE

	INDUSTRIAL & OTHER COMMERCIAL PAPER—6.5%
$100,000,000	General Electric Capital Corp., 0.29%, due 10/22/09	$99,931,667
150,000,000	General Electric Capital Corp., 0.29%, due 10/26/09	149,896,083
88,000,000	Total Capital Canada, 0.25%, due 8/14/09 (GTY: Total S.A.) (Note A)	87,992,056
110,000,000	Total Capital Canada, 0.27%, due 9/1/09 (GTY: Total S.A.) (Note A)	109,974,063
100,000,000	Total Capital Canada, 0.24%, due 9/11/09 (GTY: Total S.A.) (Note A)	99,972,667
75,000,000	Total Capital Canada, 0.27%, due 10/15/09 (GTY: Total S.A.) (Note A)	74,957,813
40,000,000	University of California, 0.35%, due 9/2/09	39,987,556
		662,711,905

	TOTAL COMMERCIAL PAPER—65.6%	6,718,012,942

	CERTIFICATES OF DEPOSIT—22.9%
200,000,000	Banco Bilbao Vizcaya Argentina, 0.22%, due 8/4/09	200,000,000
100,000,000	Banco Bilbao Vizcaya Argentina, 0.36%, due 9/4/09	100,000,472
100,000,000	Banco Bilbao Vizcaya Argentina, 0.36%, due 9/17/09	100,000,652
123,300,000	Bank of Montreal, 0.32%, due 10/9/09	123,302,358
75,000,000	Bank of Nova Scotia, 0.30%, due 9/21/09	75,000,000
100,000,000	Bank of Nova Scotia, 0.30%, due 10/1/09	100,001,693
90,000,000	Bank of Nova Scotia, 0.66%, due 4/20/10	90,000,000
28,500,000	Bank of Nova Scotia, 1.00%, due 6/10/10	28,500,000
50,000,000	Bank of Nova Scotia, 0.93%, due 6/17/10	50,000,000
100,000,000	Credit Agricole, S.A., 0.85%, due 8/20/09	100,000,000
200,000,000	Credit Agricole, S.A., 1.15%, due 8/26/09	200,000,000
100,000,000	Credit Agricole, S.A., 1.10%, due 9/9/09	100,000,000
100,000,000	Credit Agricole, S.A., 1.25%, due 10/9/09	100,000,000
100,000,000	Lloyds TSB Bank NY, 0.23%, due 8/27/09	100,000,000
75,000,000	National Australia Bank, 0.75%, due 7/14/10	75,000,000
195,000,000	Rabobank Nederland, NY, 1.00%, due 10/9/09	195,000,000
100,000,000	Rabobank Nederland, NY, 0.28%, due 10/20/09	100,002,221
100,000,000	Rabobank Nederland, NY, 0.32%, due 11/20/09	100,003,080
100,000,000	Royal Bank of Canada, NY, 0.41%, due 1/11/10	100,000,000
175,000,000	Svenska Handelsbanken, NY, 0.30%, due 10/22/09	175,007,960
132,000,000	Svenska Handelsbanken, NY, 0.37%, due 11/12/09	132,014,570
		2,343,833,006

	CORPORATE OBLIGATIONS

	DOMESTIC/FOREIGN BANK SUPPORTED—0.8%
2,355,000	Anacortes Class Assets LLC, Ser. 2003, 1.25% (LOC: Bank of America, N.A.) (Note B)	2,355,000
1,800,000	Community HDC, Tax. Adj. Rate Demand Purchase Bonds, Ser. 2004, 0.55% (LOC: Wells Fargo Bank, N.A.) (Note B)	1,800,000
54,040,000	Corp. Fin. Mngrs, Inc., Integrated Loan Prog., Pooled Adj. Rate Tax. Demand Bonds, Ser. B, 0.40% (LOC: Wells Fargo Bank, N.A.) (Note B)	54,040,000
11,560,000	Country Class Assets, LLC, Ser. 2004A, 1.25% (LOC: Bank of America, N.A.) (Note B)	11,560,000
2,812,000	Kern Water Bank Authority, Tax. Adj. Rate Demand Bonds, Ser. 2003, 0.40% (LOC: Wells Fargo Bank, N.A.) (Note B)	2,812,000
835,000	Lauren Co LLC, Adj. Rate Demand Bonds, 0.55% (LOC: Wells Fargo Bank, N.A.) (Note B)	835,000
1,300,000	PCP Investors LLC, Tax. Adj. Rate Demand Purchase Bonds, Ser. 2003, 0.55% (LOC: Wells Fargo Bank, N.A.) (Note B)	1,300,000
7,330,000	Riddle Memorial Hospital Healthcare Center III Associates, Tax. Adj. Rate Demand Bonds, Ser. 2003, 0.55% (LOC: PNC Bank, N.A.) (Note B)	7,330,000
2,320,000	Sound Class Assets LLC, Ser. 2005, 1.25% (LOC: Bank of America, N.A.) (Note B)	2,320,000
1,500,000	Westgate Investment Fund, LLC, Tax. Adj. Rate Demand Purchase Bonds, 0.40% (LOC: Wells Fargo Bank, N.A.) (Note B)	1,500,000
		85,852,000

	TOTAL CORPORATE OBLIGATIONS—0.8%	85,852,000

	TAXABLE MUNICIPAL OBLIGATIONS—2.4%
10,000,000	City of Austin, TECP, 0.90% (LOC: Landesbank Hessen-Theuringen GZ) (Note B)	10,000,000
14,800,000	Illinois DFA, American College of Surgeons Project, 0.48% (LOC: Northern Trust Company) (Note B)	14,800,000
58,000,000	Los Angeles County Leasing TECP, 0.30% (Note B)	58,000,000
10,000,000	Minnesota State, Office of Higher Education, Ser A, 0.64% (LOC: U.S. Bank, N.A.) (Note B)	10,000,000
8,850,000	Mississippi Business Finance Corp, Ser. B, 1.29% (LOC: Wells Fargo Bank, N.A.) (Note B)	8,850,000
8,340,000	New Hampshire Business Finance Authority, Pottery Barn, Inc. Project, 0.55% (LOC: Bank of America, N.A.) (Note B)	8,340,000
22,660,000	NYC HDC, Foundation of Seacoast Health Project, Ser. B, 0.47% (LOC: Fleet Bank, N.A.) (Note B)	22,660,000
29,000,000	Port Bellingham IDC, BP West Coast Prods. LLC Proj., 0.40% (LOC: BP West Products, LLC) (Note B)	29,000,000
27,685,000	State of Texas, Chelsea Centro Project, 0.65% (LOC: Bayerische Landesbank GZ) (Note B)	27,685,000
8,350,000	Superior Wisconsin, IDA, Amsoil Inc. Proj., 0.55% (LOC: Wells Fargo Bank, N.A.) (Note B)	8,350,000
49,200,000	Valdez Alaska, BP Pipelines Proj., Ser. B, 0.28% (Note B)	49,200,000
		246,885,000

	REPURCHASE AGREEMENTS
520,000,000	Barclays Capital, Inc.
	• 0.20% dated 7/31/09, due 8/3/09 in the amount of $520,008,667
	• fully collateralized by U.S. Treasury Notes, coupon range 0.00%-3.13%
	maturity range 10/15/09-4/30/13, value $530,400,025	520,000,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

PRINCIPAL AMOUNT		VALUE

$248,984,000	Deutsche Bank Securities, Inc.
	• 0.19% dated 7/31/09, due 8/3/09 in the amount of $248,987,942
	• fully collateralized by various U.S. government obligations, coupon range 1.88%-5.95%
	maturity range 7/16/10-11/7/36, value $253,963,936	$248,984,000

125,000,000	RBC Capital Markets Corp.
	• 0.21% dated 7/31/09, due 8/3/09 in the amount of $125,002,187
	• fully collateralized by various U.S. government obligations, coupon range 0.00%-8.95%
	maturity range 8/5/09-4/15/42, value $127,503,776	125,000,000

	TOTAL REPURCHASE AGREEMENTS—8.7%	893,984,000

	TOTAL INVESTMENTS (Cost $10,288,566,948) †—100.4%	10,288,566,948

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(0.4%)	(45,016,638)

	NET ASSETS—100.0%	$10,243,550,310

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

(A)
Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On July 31, 2009, these securities amounted to $2,147,516,396 or 21.0% of net assets. These securities have been deemed liquid by the Board of Directors.

(B)	Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates.

DFA	Development Finance Authority
GTY	Guarantee
HDC	Housing Development Corporation
IDA	Industrial Development Authority
IDC	Industrial Development Corporation
LIQ	Liquidity Agreement
LOC	Letter of Credit
TECP	Tax Exempt Commerical Paper

For information on the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM U.S. GOVERNMENT PORTFOLIO • SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

PRINCIPAL AMOUNT		VALUE

	FANNIE MAE—18.1%
$127,150,000	Discount Notes, 0.32%, due 8/3/09 (Note A)	$127,147,740
35,000,000	Discount Notes, 0.44%, due 8/26/09 (Note A)	34,989,306
160,000,000	Discount Notes, 0.26%, due 10/13/09 (Note A)	159,915,645
68,000,000	Discount Notes, 0.18%, due 10/14/09 (Note A)	67,974,840
32,000,000	Discount Notes, 0.18%, due 10/21/09 (Note A)	31,987,040
139,057,000	Discount Notes, 0.33%, due 12/9/09 (Note A)	138,891,291
85,603,000	Discount Notes, 0.34%, due 12/16/09 (Note A)	85,492,239
30,000,000	Discount Notes, 0.31%, due 1/20/10 (Note A)	29,956,283
		676,354,384

	FEDERAL FARM CREDIT BANK—8.2%
70,000,000	Discount Notes, 0.55%, due 9/23/09	69,943,320
36,000,000	Discount Notes, 0.45%, due 11/3/09	35,957,700
36,000,000	Discount Notes, 0.50%, due 12/3/09	35,938,000
90,000,000	Notes, 5.25%, due 8/3/09	90,022,758
63,700,000	Notes, 0.90%, due 12/16/09 (Note B)	63,736,460
9,100,000	Notes, 3.88%, due 12/17/09	9,207,058
		304,805,296

	FEDERAL HOME LOAN BANK—24.8%
123,500,000	Discount Notes, 0.32%, due 8/3/09	123,497,779
170,000,000	Discount Notes, 0.19%, due 8/5/09	169,996,422
86,000,000	Discount Notes, 0.19%, due 8/7/09	85,997,277
50,000,000	Discount Notes, 0.21%, due 8/10/09	49,996,785
100,000,000	Discount Notes, 0.15%, due 8/24/09	99,990,417
150,000,000	Discount Notes, 0.15%, due 8/27/09	149,983,750
82,100,000	Discount Notes, 0.50%, due 5/13/10	82,100,000
160,000,000	Notes, 4.90%, due 10/5/09	161,302,328
		922,864,758

	FREDDIE MAC—20.0%
80,000,000	Discount Notes, 0.23%, due 8/24/09 (Note A)	79,988,244
100,000,000	Discount Notes, 0.19%, due 8/25/09 (Note A)	99,987,333
75,000,000	Discount Notes, 0.22%, due 11/24/09 (Note A)	74,947,292
75,000,000	Discount Notes, 0.22%, due 11/25/09 (Note A)	74,946,833
150,000,000	Discount Notes, 0.34%, due 1/25/10 (Note A)	149,749,250
95,000,000	Notes, 6.63%, due 9/15/09 (Note A)	95,697,798
167,000,000	Notes, 4.75%, due 11/3/09 (Note A)	168,908,085
		744,224,835

	U.S. TREASURY OBLIGATIONS—2.6%
97,000,000	U.S. Treasury Bills, 0.32%, due 11/15/09 (Note C)	96,908,257

	REPURCHASE AGREEMENTS—26.0%
375,000,000	Barclays Bank
	• 0.20% dated 7/31/09, due 8/3/09 in the amount of $375,006,250
	• fully collateralized by a U.S. Treasury Bill, coupon 0.00%
	maturity 1/28/10, value $382,500,072	375,000,000

294,657,000	Deutsche Bank Securities, Inc.
	• 0.19% dated 7/31/09, due 8/3/09 in the amount of $294,661,665
	• fully collateralized by various U.S. Government obligations, coupon range 0.00%-6.00%
	maturity range 1/15/10-4/18/36, value $300,550,269	294,657,000

300,000,000	RBC Capital Markets Corp.
	• 0.21% dated 7/31/09, due 8/3/09 in the amount of $300,005,250
	• fully collateralized by various U.S. Government obligations, coupon range 0.00%-5.13%
	maturity range 7/27/10-8/17/29, value $306,000,112	300,000,000
		969,657,000

	TOTAL INVESTMENTS (Cost $3,714,814,530) †—99.7%	3,714,814,530

	OTHER ASSETS & LIABILITIES, NET—0.3%	12,751,969

	NET ASSETS—100.0%	$3,727,566,499

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

(A)
The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

(B)	Variable rate securities. The rates shown are the current rates on July 31, 2009. Dates shown represent the next interest reset date.

(C)	Rate shown is the effective yield at time of purchase.

For information on the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM MUNICIPAL PORTFOLIO • SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

PRINCIPAL AMOUNT		VALUE

	MUNICIPAL OBLIGATIONS

	ALABAMA—0.8%
$2,955,000	Auburn IDB Rev. Bonds (Donaldson Co. Inc. Proj.) 0.67% (LOC: Bank of America, N.A.) (Note A)	$2,955,000
4,650,000	Montgomery IDRB (Anderson ALACO Lawn Proj.) 0.70% (LOC: U.S. Bank, N.A.) (Notes A, B)	4,650,000
		7,605,000

	CALIFORNIA—5.1%
26,946,980	Freddie Mac MFC Rev. Bonds, Ser. M001, 0.56% (LOC: Freddie Mac) (Notes A, B, C)	26,946,980
10,000,000	Riverside Cty. Teeter Fin. Auth. TECP, 0.30%, due 9/2/09	10,000,000
5,900,000	Riverside Cty. Teeter Fin. Auth. TECP, 0.30%, due 9/8/09	5,900,000
3,000,000	University of California TECP, 0.30%, due 9/4/09	3,000,000
		45,846,980

	COLORADO—4.3%
1,195,000	Boulder Hsg. Auth. Rev. Bonds (Broadway East Apts.) 0.56% (LOC: U.S. Bank, N.A.) (Note A)	1,195,000
20,000,000	Denver City & Cnty TECP, 0.80%, due 8/7/09	20,000,000
10,000,000	Denver City & Cnty TECP, 0.70%, due 8/10/09	10,000,000
3,900,000	Health Facs. Auth. Rev. Bonds (Exempla Inc. Proj.) 0.22% (LOC: U.S. Bank, N.A.) (Note A)	3,900,000
2,000,000	HFA Rev. Bonds (Ready Foods Inc. Proj.) 0.56% (LOC: Bank One, N.A.) (Note A)	2,000,000
1,400,000	HFA Rev. Bonds (Warneke Paper Box Co. Proj.) 0.49% (LOC: Wells Fargo Bank, N.A.) (Note A)	1,400,000
		38,495,000

	CONNECTICUT—1.3%
12,100,000	HEFA Rev. Bonds, TECP (Yale University) 0.30%, due 10/2/09	12,100,000

	FLORIDA—2.4%
7,025,000	Alachua Cty., HFA Rev. Bonds (Brookside Apts. Proj.) 0.44% (LOC: Fannie Mae) (Notes A, C)	7,025,000
2,500,000	HFA Rev. Bonds (Heritage Pointe Proj.) 0.44% (LOC: Fannie Mae) (Notes A, C)	2,500,000
12,050,000	Miami-Dade Cty., IDA Rev. Bond, 0.49% (LOC: JPMorgan Chase Bank, N.A.) (Note A)	12,050,000
		21,575,000

	GEORGIA—0.7%
4,700,000	Douglas Cty. Dev. Auth. Rev. Bonds (Pandosia LLC Proj.) Ser. A, 0.51% (LOC: Wells Fargo Bank, N.A.) (Note A)	4,700,000
2,000,000	Municipal Elec. Auth., TECP, 0.40%, due 10/9/09	2,000,000
		6,700,000

	ILLINOIS—5.4%
20,918,000	Educ. Facs. Authority TECP, 0.35%, due 10/5/09 (LOC: JPMorgan Chase Bank, N.A.)	20,918,000
1,800,000	Fin. Auth. Rev. Bonds (Carle Fdtn. Proj.) Ser. B, 0.25% (LOC: Northern Trust Company) (Note A)	1,800,000
1,800,000	Fin. Auth. Rev. Bonds (Carle Fdtn. Proj.) Ser. C, 0.25% (LOC: Northern Trust Company) (Note A)	1,800,000
3,600,000	Fin. Auth. Rev. Bonds (Rush Univ. Med. Ctr. Proj.) Ser. A, 0.35% (LOC: Northern Trust Company) (Note A)	3,600,000
5,000,000	Fin. Auth. Rev. Bonds (Univ. Chicago Med. Ctr.) Ser. B-2, 0.32% (LOC: Bank of Montreal) (Note A)	5,000,000
2,000,000	Fin Auth. TECP, 0.30%, due 9/1/09	2,000,000
2,100,000	Lake Cty. Solid Waste Rev. Bonds (Countryside Landfill Inc.) 0.55% (LOC: JPMorgan Chase Bank, N.A.) (Note A)	2,100,000
7,600,000	Lemont Env. Facs. Rev. Bonds (Citgo Petroleum Corp. Proj.) 0.43% (LOC: Bank of New York, NY) (Note A)	7,600,000
3,630,000	Oswego IDRB (Griffith Labs Proj.) 1.50% (LOC: LaSalle Bank, N.A.) (Note A)	3,630,000
		48,448,000

	INDIANA—2.8%
24,000,000	DFA Rev. Bonds, TECP (Pure Air on Lake Proj.) 0.80%, due 10/13/09 (LOC: Landesbank Hessen-Theuringen GZ)	24,000,000
975,000	DFA Rev. Bonds (Sheet Metal Workers Local 20) 0.76% (LOC: US Bank, N.A.) (Note A)	975,000
		24,975,000

	IOWA—1.8%
9,390,000	Fin. Auth. IDRB (Cone Enterprise Proj.) 0.49% (LOC: Wells Fargo Bank, N.A.) (Note A)	9,390,000
5,000,000	Fin. Auth. Rev. Bonds (Corp Center Assoc.) 0.54% (LOC: Wells Fargo Bank, N.A.) (Note A)	4,998,000
1,540,000	Fin. Auth. Rev. Bonds (Embria Health) 0.51% (LOC: Wells Fargo Bank, N.A.) (Note A)	1,540,000
		15,928,000

	KENTUCKY—0.4%
4,000,000	Williamstown League of Cities Funding Trust, Ser. B, 0.30% (LOC: U.S. Bank, N.A.) (Note A)	4,000,000

	LOUISIANA—0.3%
2,789,000	Calcasieu Parish PTA Rev. Bonds (WPT Corp. Proj.) 0.65% (LOC: Bank of America, N.A.) (Note A)	2,789,000

	MARYLAND—0.9%
8,012,000	Maryland State Heatlh and Higher Ed. (Pooled Land Proj.) Ser. D, 0.37% (Note A)	8,012,000

	MASSACHUSETTS—3.7%
6,700,000	School Bldg. Auth. TECP, 0.37%, due 8/4/09	6,700,000
2,500,000	School Bldg. Auth. TECP, 0.45%, due 8/4/09	2,500,000
24,000,000	Water Resource Auth. TECP, 0.42%, due 8/11/09	24,000,000
		33,200,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM MUNICIPAL PORTFOLIO • SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

PRINCIPAL AMOUNT		VALUE

	MICHIGAN—0.9%
$8,255,000	HDA Rev. Bonds (Alderwood Proj.) 0.70% (LOC: FHLB) (Note A)	$8,255,000

	MINNESOTA—9.6%
3,000,000	Eden Prairie MFH Rev. Bonds, 0.51% (LOC: LaSalle Bank, N.A.) (Note A)	3,000,000
8,075,000	Minnesota-St. Paul Aprts TECP, 0.60%, due 8/6/09	8,075,000
6,768,000	Minnesota-St. Paul Aprts TECP, 0.45%, due 9/9/09	6,768,000
10,925,000	Minnesota-St. Paul Aprts TECP, 0.45%, due 10/7/09	10,925,000
5,000,000	Office of Higher Ed. (Suppl. Student Ln. Proj.) Ser. B, 0.42% (LOC: U.S. Bank, N.A.) (Note A)	5,000,000
16,950,000	St. Paul & Ramsey Cty. Hsg. & Redev. Auth. Rev. Bonds, Ser. 2002A, 0.51% (LOC: LaSalle Bank, N.A.) (Note A)	16,950,000
11,705,000	St. Paul & Ramsey Cty. Hsg. & Redev. Auth. Rev. Bonds, Ser. 2003, 0.51% (LOC: LaSalle Bank, N.A.) (Note A)	11,705,000
9,550,000	St. Louis Park Rev. Bond (Park Nicollet Health Proj.) Ser. A, 0.29% (LOC: Wells Fargo & Co.) (Note A)	9,550,000
15,000,000	St. Louis Park Rev. Bond (Park Nicollet Health Proj.) Ser. B-2, 0.29% (LOC: Wells Fargo & Co.) (Note A)	15,000,000
		86,973,000

	MISSOURI—0.7%
6,000,000	St. Joseph IDRB (Heartland Regl. Med. Ctr.) Ser. A, 0.22% (LOC: U.S. Bank, N.A.) (Note A)	6,000,000

	NEW JERSEY—1.9%
635,000	EDA Rev. Bonds (Accurate Box Co.) 0.49% (LOC: Wells Fargo Bank, N.A.) (Note A)	635,000
15,000,000	EDA TECP, 0.30%, due 10/8/09	15,000,000
2,000,000	EDA TECP, 0.45%, due 10/9/09	2,000,000
		17,635,000

	NEW MEXICO—0.5%
5,000,000	Fin. Auth. Trans. Rev. Bonds, Sub-Ser. A-1, 0.25% (LOC: State Street Bank & Trust Co.) (Note A)	5,000,000

	NEW YORK—17.1%
42,000,000	Environmental Quality Rev. Bonds, Ser. G, 0.90% (LOC: WestLB AG) (Note A)	42,000,000
28,500,000	HFA Rev. Bonds (42nd & 10th Proj.) Ser. A, 0.42% (Note A)	28,500,000
8,700,000	Long Island Power Auth. Rev. Bonds, Ser. 3A, 0.30% (LOC: JPMorgan Chase Bank, N.A.; Landesbank Baden-Wuerttemberg) (Note A)	8,700,000
7,000,000	NYC HDC Rev. Bonds (Lyric Dev Proj.) Ser. A, 0.37% (LOC: Fannie Mae) (Notes A, C)	7,000,000
15,000,000	Metropolitan Trans. Auth., RANS, 2.00%, due 12/31/09	15,099,979
17,500,000	NYC Trust for Cultural Res. Rev. Bonds, (Julliard School) Ser. C, 0.65% (Note A)	17,500,000
25,000,000	Power Auth. Rev. Bonds TECP Notes, Ser. 1, 0.60%, due 8/10/09 (LOC: JPMorgan Chase Bank, N.A.; Bank of Nova Scotia; Bank of New York, NY; Bayerische Landesbank GZ; Wachovia Bank, N.A.; Landesbank Baden-Wuerttemberg; State Street Bank & Trust Co.)	25,000,000
10,000,000	Power Auth. Rev. Bonds TECP Notes, Ser. 1, 0.80%, due 10/14/09 (LOC: JPMorgan Chase Bank, N.A.; Bank of Nova Scotia; Bank of New York, NY; Bayerische Landesbank GZ; Wachovia Bank, N.A.; Landesbank Baden-Wuerttemberg; State Street Bank & Trust Co.)	10,000,000
		153,799,979

	OREGON—0.2%
1,500,000	EDR Bonds (Antelope Acquisition Proj.) 0.53% (LOC: US Bank, N.A.) (Note A)	1,500,000

	PENNSYLVANIA—2.8%
7,000,000	Berks Cnty, Muni Auth. Rev. Bonds (Reading Hosp. & Med. Ctr Proj.) Ser. A-1, 0.27% (Note A)	7,000,000
8,000,000	Berks Cnty, Muni Auth. Rev. Bonds (Reading Hosp. & Med. Ctr Proj.) Ser. A-4, 0.32% (Note A)	8,000,000
10,000,000	Berks Cnty, Muni Auth. Rev. Bonds (Reading Hosp. & Med. Ctr Proj.) Ser. A-5, 0.68% (Note A)	10,000,000
		25,000,000

	SOUTH CAROLINA—0.9%
3,200,000	Berkeley Cty. Facs. Rev. Bonds (Amoco Chemical Proj.) 0.28% (Note A)	3,200,000
5,500,000	Three Rivers Solid Waste Disp. Rev. Bonds, Ser. A, 1.60% (LOC: U.S. Bank, N.A.) (Note A)	5,500,000
		8,700,000

	TEXAS—11.7%
22,000,000	Austin TECP, 0.95%, due 8/4/09	22,000,000
4,785,000	Austin TECP, 0.90%, due 9/15/09	4,785,000
6,000,000	Dept. of Hsg. & Comm. Affairs Rev. Bonds (Chisholm Trails Apts.) 0.41% (LOC: Fannie Mae) (Notes A, C)	6,000,000
22,950,000	Houston Hotel Occupancy TECP, Ser. A, 0.60% due 9/10/09 (LOC: Bank of New York, NY)	22,950,000
5,000,000	Public Fin. Auth. TECP, 0.25%, due 8/3/09	5,000,000
4,200,000	Public Fin. Auth. TECP, 0.35%, due 8/25/09	4,200,000
9,000,000	Public Fin. Auth. TECP, 0.45%, due 8/26/09	9,000,000
22,100,000	Public Fin. Auth. TECP, 0.50%, due 8/27/09	22,100,000
3,790,000	San Antonio Educ. Facs. Rev. Bonds (St. Anthony Catholic High School) 0.36% (LOC: Bank One, N.A.) (Note A)	3,790,000
5,000,000	University of Texas (Perm. Univ. Funding Sys. Proj.) Ser. A, 0.25% (Note A)	5,000,000
350,000	West Side Calhoun Cty. Rev. Bonds (BP Chemicals) Ser. 1996, 0.40% (Note A)	350,000
		105,175,000

	UTAH—1.6%
10,000,000	MFH Rev. Bonds (Pointe Apts. Proj.) 0.56% (LOC: DEPFA Bank) (Note A)	10,000,000
4,660,000	Park City Rev. Bonds (Ski & Snowboard Assoc.) 0.34% (Note A)	4,660,000
		14,660,000

	VARIOUS STATES—3.4%
20,010,040	Freddie Mac MFC Rev. Bonds, Ser. M002, 0.56% (LOC: Freddie Mac) (Notes A, C)	20,010,040
10,402,295	Freddie Mac MFC Rev. Bonds, Ser. M008, 0.56% (LOC: Freddie Mac) (Notes A, C)	10,402,295
		30,412,335

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM MUNICIPAL PORTFOLIO • SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

PRINCIPAL AMOUNT		VALUE

	VIRGINIA—0.7%
$6,000,000	Norfolk EDA (Sentara Healthcare Proj.) Ser. C, 0.23% (Note A)	$6,000,000

	WASHINGTON—10.5%
500,000	EDA Rev. Bonds (Seadrunar Proj.) 0.32% (LOC: US Bank, N.A.) (Note A)	500,000
8,125,000	Health Care Facs. Rev. Bonds (Peacehealth Proj.) Ser. D, 0.25% (LOC: US Bank, N.A.) (Note A)	8,125,000
12,000,000	Health Care Facs. Rev. Bonds (Swedish Health Svs. Proj.) Ser. C, 0.26% (LOC: U.S. Bank, N.A.) (Note A)	12,000,000
2,500,000	HFC Rev. Bonds (Auburn Meadows Proj.) Ser. A, 0.50% (LOC: Wells Fargo Bank, N.A.) (Note A)	2,500,000
9,320,000	HFC Rev. Bonds (Boardwalk Apt. Proj.) Ser. A, 0.42% (LOC: Fannie Mae) (Notes A, C)	9,320,000
6,200,000	HFC Rev. Bonds (Bremerton Senior Living) 0.42% (LOC: Fannie Mae) (Notes A, C)	6,200,000
6,365,000	HFC Rev. Bonds (Eagle's Landing Apt. Proj.) 0.41% (LOC: Fannie Mae) (Notes A, C)	6,365,000
7,400,000	HFC Rev. Bonds (Olympics Place Proj.) 0.40% (LOC: U.S. Bank, N.A.) (Note A)	7,400,000
2,000,000	HFC Rev. Bonds (Merrill Gardens Proj.) Ser. A, 0.42% (LOC: Fannie Mae) (Notes A, C)	2,000,000
2,250,000	HFC Rev. Bonds (Oxford Square Apts. Proj.) Ser. A, 0.68% (LOC: US Bank, N.A.) (Note A)	2,250,000
1,600,000	HFC Rev. Bonds (Lake Washington Apt. Proj.) 0.38% (LOC: US Bank, N.A.) (Note A)	1,600,000
4,620,000	HFC Rev. Bonds (Woodlands Proj.) Ser. A, 0.44% (LOC: Fannie Mae) (Notes A, C)	4,620,000
2,320,000	Kitsap Cty. IDA Rev. Bonds, 0.49% (LOC: Wells Fargo Bank, N.A.) (Note A)	2,320,000
800,000	Olympia EDC Rev. Bonds (Spring Air Northwest Proj.) 0.68% (LOC: US Bank, N.A.) (Note A)	800,000
12,000,000	Port of Seattle Rev. TECP, Ser. A-2, 0.50%, due 8/5/09 (LOC: Bayerische Landesbank GZ)	12,000,000
16,460,000	Port of Seattle Rev. TECP, Ser. A-2, 0.35%, due 9/3/09 (LOC: Bayerische Landesbank GZ)	16,460,000
		94,460,000

	WISCONSIN—5.8%
11,371,000	Port of Seattle, TECP, 0.35%, due 10/6/09	11,371,000
40,000,000	Port of Seattle, TECP, 2.50%, due 6/15/10	40,714,361
		52,085,361

	WYOMING—1.7%
15,000,000	Student Loan Auth., Ser. A-2, 0.42% (LOC: Royal Bank of Canada) (Note A)	15,000,000

	TOTAL MUNICIPAL OBLIGATIONS (cost $900,329,655) †—99.9%	900,329,655

	OTHER ASSETS & LIABILITIES, NET—0.1%	599,104

	NET ASSETS—100.0%	$900,928,759

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

(A)	Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates.

(B)
Securities exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On July 31, 2009, these securities amounted to $31,596,980 or 3.5% of the net assets. These securities have been deemed liquid by the Board of Directors.

(C)
The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

DFA	Development Finance Authority
EDA	Economic Development Authority
EDC	Economic Development Corporation
EDR	Economic Development Revenue
FHLB	Federal Home Loan Bank
HDA	Housing Development Authority
HDC	Housing Development Corporation
HEFA	Housing & Educational Finance Authority
HFA	Housing Finance Authority
HFC	Housing Finance Committee
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MFC	Multi-Family Certificates
MFH	Multi-Family Housing
PTA	Public Transportation Authority
RANS	Revenue Anticipation Notes
TECP	Tax-Exempt Commercial Paper

For information on the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM CALIFORNIA MUNICIPAL MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

PRINCIPAL AMOUNT		VALUE

	MUNICIPAL OBLIGATIONS

	CALIFORNIA—93.6%
$5,000,000	ABAG Fin. Auth. for Nonprofit Corps. (Pt Loma Nazarene) 0.24% (LOC: Wells Fargo Bank, N.A.) (Note A)	$5,000,000
4,000,000	Dept. of Water Resources Rev. Bonds, Sub-Ser. F-2, 0.25% (LOC: JPMorgan Chase Bank) (Note A)	4,000,000
4,300,000	Dept. of Water Resources Rev. Bonds, Ser. C-8, 0.60% (LOC: Bayerische Landesbank GZ) (Note A)	4,300,000
15,040,000	Econ. Rec. Bonds, Ser. C11, 0.28% (LOC: BNP Paribas) (Note A)	15,040,000
12,900,000	Educational Facilities (CA Institute of Technology) Ser. B, 0.27% (Note A)	12,900,000
25,242,584	Freddie Mac MFC Rev. Bonds, Ser. M001, 0.56% (LOC: Freddie Mac) (Notes A, B, C)	25,242,584
10,457,864	Freddie Mac MFC Rev. Bonds, Ser. M007, 0.56% (LOC: Freddie Mac) (Notes A, B, C)	10,457,864
500,000	GO Bonds, Ser. A-1, 0.38% (LOC: Landesbank Hessen-Theuringen GZ) (Note A)	500,000
12,300,000	GO Bonds, Ser. B-3, 0.35% (LOC: Landesbank Hessen-Theuringen GZ) (Note A)	12,300,000
4,500,000	GO Bonds, Ser. C-2, 0.32% (LOC: Landesbank Hessen-Theuringen GZ) (Note A)	4,500,000
2,900,000	Infrastructure & EDR Bonds (Nature Kist Snacks Proj.) 0.55% (LOC: Wells Fargo Bank, N.A.) (Note A)	2,900,000
1,195,000	Infrastructure & EDR Bonds, Ser. A, 1.01% (LOC: Wells Fargo Bank, N.A.) (Note A)	1,195,000
737,000	Irvine Improve. Brd, Act 1915, Special Assessment Bonds, 0.32% (LOC: State Street Bank & Trust Co.) (Note A)	737,000
3,862,000	Irvine Improve. Brd, Act 1915, Special Assessment Bonds, 0.33% (LOC: Bank of America, N.A.) (Note A)	3,862,000
2,900,000	Irvine Ranch Water Dist. Rev. Bonds, 0.28% (LOC: Landesbank Hessen-Theuringen GZ) (Note A)	2,900,000
7,700,000	Lancaster Redev. Agency Rev. Bonds (Cedar Creek Proj.) 0.38% (LOC: Fannie Mae) (Notes A, C)	7,700,000
1,900,000	Long Beach Cty. TECP, 0.30%, due 9/3/09 (LOC: JPMorgan Chase Bank, N.A.)	1,900,000
9,500,000	Los Angeles Cty. Leasing, TECP, 0.20%, due 8/3/09 (LOC: Bank of America, N.A)	9,500,000
6,500,000	Los Angeles Cty. Leasing, TECP, 0.40%, due 8/5/09 (LOC: Bank of America, N.A.)	6,500,000
7,000,000	Los Angeles Community Redev. Rev. Bonds (Wilshire Station Apts. Proj,) 0.43% (LOC: Bank of America, N.A.) (Note A)	7,000,000
4,900,000	Los Angeles Dept. of Airports Rev. Bonds, Ser. A, 0.30% (LOC: BNP Paribas) (Note A)	4,900,000
1,500,000	Los Angeles Dept. of Airports Rev. Bonds, Ser. C-1, 0.28% (LOC: BNP Paribas) (Note A)	1,500,000
4,105,000	Muni. Fin. Auth. Rev. Bonds, (La Sierra Univ. Proj.) Ser. B, 0.34%, (LOC: Wells Fargo Bank, N.A.) (Note A)	4,105,000
4,393,000	Northstar Comm. Housing Corp., Ser. A, 0.41% (LOC: U.S. Bank, N.A.) (Note A)	4,393,000
1,500,000	PCR Fin. Auth. Rev. Bonds (Atlantic Richfield Co. Proj.) Ser. A, 0.33% (Note A)	1,500,000
600,000	PCR Fin. Auth. Rev. Bonds (Pacific Gas & Electric) Ser. C, 0.28% (LOC: JPMorgan Chase Bank) (Note A)	600,000
5,500,000	PCR Fin. Auth. Rev. Bonds (Pacific Gas & Electric) Ser. E, 0.22% (LOC: Bank One, N.A.) (Note A)	5,500,000
3,750,000	PCR TECP (Pacific Gas & Electric) 0.35%, due 10/1/09 (LOC: Bank One, N.A.) (Note A)	3,750,000
10,000,000	Port of Oakland, TECP, 0.15%, due 8/5/09 (LOC: BNP Paribas)	10,000,000
12,000,000	Riverside Cty. Teeter Fin. Auth. TECP, 0.40%, due 8/6/09	12,000,000
4,000,000	Riverside Cty. Teeter Fin. Auth. TECP, 0.30%, due 9/8/09	4,000,000
4,860,000	Sacramento MUD Rev. Bonds, Ser. J, 0.25%, (LOC: Bank of America, N.A.) (Note A)	4,860,000
10,000,000	Sacramento Muni. Utl. Auth. TECP, 0.30%, due 9/3/09	10,000,000
6,500,000	Sacramento Muni. Utl. Auth. TECP, 0.20%, due 9/1/09	6,500,000
3,300,000	Sacramento Yolo, Port Auth., Rev. Bonds, (CA Free Trade Project) Ser A, 0.37% (LOC: Wells Fargo Bank, N.A.) (Note A)	3,300,000
1,115,000	San Francisco Airport TECP, 0.35%, due 9/2/09	1,115,000
10,000,000	San Francisco County, Trans. Auth. TECP, 0.40%, due 8/4/09	10,000,000
7,000,000	San Gabriel Valley Govt. TECP, 0.30%, due 9/10/09	7,000,000
6,500,000	San Gabriel Valley Govt. TECP, 0.25%, due 9/9/09	6,500,000
2,500,000	San Gabriel Valley Govt. TECP, 0.25%, due 10/8/09	2,500,000
6,450,000	San Jose Redev. Agency Tax Allocation (Set Aside-Merged) Ser. C, 0.32% (LOC: Bank of New York, NY) (Note A)	6,450,000
4,600,000	San Jose Fin. Auth. Rev. Bonds, (Civic Center Proj.) Ser. A, 0.25% (LOC: Bank of Nova Scotia) (Note A)	4,600,000
1,000,000	Santa Clara Cnty. Fin. Auth. Rev. Bonds (El Camino Hosp. Proj.) Ser. A, 0.23% (LOC: Wells Fargo Bank, N.A.) (Note A)	1,000,000
500,000	Santa Clara Cnty. Fin. Auth. Rev. Bonds (Hsg. Auth. Office Proj.) Ser. A, 0.27% (LOC: U.S. Bank, N.A.) (Note A)	500,000
7,700,000	Santa Cruz Cnty. Hsg. Auth. Rev. Bonds (Paloma Del Mar Apts. Proj.) Ser. A, 0.44% (LOC: Wells Fargo Bank, N.A.) (Note A)	7,700,000
850,000	Santa Fe Springs IDA (Metal Ctr. Prj.) Ser. A, 0.55% (LOC: Bank of America, N.A.) (Note A)	850,000
6,100,000	South San Franscisco MFH (Magnolia Plaza Apts.) Ser. A, 0.38% (Note A)	6,100,000
9,600,000	Statewide CDA Rev. Bonds (Coventry Place Apts. Proj.) 0.40% (LOC: Fannie Mae) (Notes A, C)	9,600,000
2,605,000	Statewide CDA Rev. Bonds (Masters College Proj.) 0.23% (LOC: U.S. Bank, N.A.) (Note A)	2,605,000
5,000,000	Statewide CDA Rev. Bonds (Oakmont Chino Hills) 0.36% (LOC: Fannie Mae) (Notes A, C)	5,000,000
3,600,000	Statewide CDA Rev. Bonds (Pavillion Apts) 0.37% (LOC: Fannie Mae) (Notes A, C)	3,600,000
7,000,000	University of CA TECP, 0.30%, due 9/4/09	7,000,000
7,000,000	University of CA TECP, 0.30%, due 10/9/09	7,000,000
	TOTAL MUNICIPAL OBLIGATIONS—93.6%	304,462,448

	U.S. GOVERNMENT OBLIGATIONS—6.1%
20,000,000	Federal Home Loan Bank, Discount Notes, 0.32%, due 8/27/09	19,997,833

	TOTAL INVESTMENTS (Cost $324,460,281) †—99.7%	324,460,281

	OTHER ASSETS & LIABILITIES, NET—0.3%	915,715

	NET ASSETS—100.0%	$325,375,996

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

(A)	Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates.

(B)
Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On July 31, 2009, these securities amounted to $35,700,448 or 11.0% of net assets. These securities have been deemed liquid by the Board of Directors.

(C)
The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM CALIFORNIA MUNICIPAL MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

ABAG	Association of Bay Area Governments
CDA	Community Development Authority
EDR	Economic Development Revenue
GO	General Obligation
IDA	Industrial Development Authority
LOC	Letter of Credit
MFC	Multi-Family Certificates
MFH	Multi-Family Housing
MUD	Municipal Urban Development
PCR	Pollution Control Revenue Bond
TECP	Tax-Exempt Commercial Paper

For information on the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

PRINCIPAL AMOUNT		VALUE

	MUNICIPAL OBLIGATIONS

	NEW YORK—99.7%
$3,700,000	Albany, IDA Rev. Bonds (South Mall Towers Proj.) Ser. A, 0.35% (LOC: Fannie Mae) (Notes A, B)	$3,700,000
7,000,000	Dorm. Auth. Rev. Bonds, TECP Notes (Cornell University) 0.30%, due 8/27/09	7,000,000
3,000,000	Dorm. Auth. Rev. Bonds (University of Rochester) Ser. B-1, 0.30% (Note A)	3,000,000
8,800,000	Dorm. Auth. Rev. Bonds (Rockefeller University) Ser. B, 0.23% (Note A)	8,800,000
1,700,000	Dutchess Cty. IDA Rev. Bonds (Marist College) Ser. A, 0.30% (LOC: Bank of New York, NY) (Note A)	1,700,000
8,600,000	Energy Research & Dev. Auth. Facs. Rev. Bonds (Long Island Ltd.) Ser. A, 0.35% (LOC: Royal Bank of Scotland Group PLC) (Note A)	8,600,000
8,400,000	Environmental Quality, Ser. G, 0.90% (LOC: WestLB AG) (Note A)	8,400,000
2,325,000	Geneva HFA Rev. Bonds (Depaul Community Facs.) Ser. A, 0.36% (LOC: FHLB) (Note A)	2,325,000
2,000,000	HFA Rev. Bonds (150 East 44th St. Proj.) Ser. A, 0.29% (LOC: Fannie Mae) (Notes A, B)	2,000,000
3,000,000	HFA Rev. Bonds (1500 Lexington Ave. Proj.) Ser. A, 0.35% (LOC: Fannie Mae) (Notes A, B)	3,000,000
1,000,000	HFA Rev. Bonds (240 East 39th St. Proj.) Ser. A, 0.37% (LOC: Freddie Mac) (Notes A, B)	1,000,000
6,500,000	HFA Rev. Bonds (250 West 93rd St. Proj.) Ser. A, 0.35% (LOC: Landesbank Hessen-Theuringen GZ) (Note A)	6,500,000
11,500,000	HFA Rev. Bonds (345 East 94th St. Proj.) Ser. A, 0.31% (LOC: Freddie Mac) (Notes A, B)	11,500,000
2,600,000	HFA Rev. Bonds (350 West 43rd St. Proj.) Ser. A, 0.43% (LOC: Landesbank Hessen-Theuringen GZ) (Note A)	2,600,000
9,000,000	HFA Rev. Bonds (42nd & 10th St. Proj.) Ser. A, 0.42% (LOC: Landesbank Baden-Wuerttemberg GZ) (Note A)	9,000,000
1,400,000	HFA Rev. Bonds (Gethsemane Apts. Proj.) Ser. A, 0.39% (LOC: Fannie Mae) (Notes A, B)	1,400,000
2,250,000	HFA Rev. Bonds (West 38th St. Proj.) 0.32% (LOC: Fannie Mae) (Notes A, B)	2,250,000
5,500,000	LGAC Rev. Bonds, Ser. B, 0.40% (LOC: WestLB AG) (Note A)	5,500,000
2,900,000	LGAC Rev. Bonds, Ser B, 0.27% (LOC: Bank of Nova Scotia) (Note A)	2,900,000
6,000,000	Long Island Power Auth. TECP, 0.42%, due 8/4/09	6,000,000
5,000,000	Metropolitan Trans. Auth., RANS, 2.00%, due 12/31/09	5,033,326
5,000,000	Nassau Cty. TANS, Ser. B, 2.25%, due 10/30/09	5,017,146
400,000	Nassau Cty. Interim Fin. Auth. Rev. Bonds, Ser. C, 0.30% (Note A)	400,000
8,820,000	NYC Cap. Resource Corp. (Enhanced Assistance) Ser. B, 0.28% (LOC: Bank of America, N.A.) (Note A)	8,820,000
1,500,000	NYC GO Bonds, Sub-Ser. I6, 0.38% (LOC: Calsters) (Note A)	1,500,000
3,700,000	NYC GO Bonds, Sub-Ser. J2, 0.28% (LOC: WestLB AG) (Note A)	3,700,000
7,400,000	NYC HDC Rev. Bonds (Atlantic Court Apts.) Ser. A, 0.39% (LOC: Freddie Mac) (Notes A, B)	7,400,000
3,300,000	NYC HDC Rev. Bonds (Lyric Dev. Proj.) Ser. A, 0.37% (LOC: Fannie Mae) (Notes A, B)	3,300,000
5,000,000	NYC HDC Rev. Bonds (Nicole Proj.) Ser. A, 0.37% (LOC: Fannie Mae) (Notes A, B)	5,000,000
4,930,000	NYC IDA Rev. Bonds (MSMC Realty Corp. Proj.) 0.30% (LOC: JPMorgan Chase Bank, N.A.) (Note A)	4,930,000
700,000	NYC IDA Rev. Bonds (USA Waste Services) 0.18% (LOC: JPMorgan Chase Bank, N.A.) (Note A)	700,000
1,480,000	NYC Muni Water Fin. Auth. Rev. Bonds, Ser. AA1, 0.28% (LIQ: State Street Bank & Trust Co., Calsters) (Note A)	1,480,000
8,800,000	NYC Transitional Fin. Auth., Future Tax Secured, Ser. A, 0.25% (LOC: JPMorgan Chase Bank, N.A.) (Note A)	8,800,000
5,000,000	NYC Trust for Cultural Res. Rev. Bonds, (Julliard School) Ser. C, 0.65% (Note A)	5,000,000
7,050,000	NYC Trust for Cultural Res. Rev. Bonds, (Manhattan School Music) Ser. A, 0.27% (LOC: Wells Fargo Bank, N.A.) (Note A)	7,050,000
4,000,000	Power Auth. Rev. Bonds TECP Notes, Ser. 1, 0.60%, due 8/10/09 (LOC: JPMorgan Chase Bank, N.A.; Bank of Nova Scotia; Bank of New York, NY; Bayerische Landesbank GZ; Wachovia Bank, N.A.; Landesbank Baden-Wuerttemberg GZ; State Street Bank & Trust Co.)	4,000,000
600,000	Suffolk Cty. IDA Rev. Bonds, (Touro College Proj.) 0.28%, (LOC: JPMorgan Chase Bank, N.A.) (Note A)	600,000
8,500,000	Triborough Bridge & Tunnel Auth. Rev. Bonds, Ser. B, 0.26% (LOC: State Street Bank & Trust Co.) (Note A)	8,500,000
		178,405,472

	TOTAL MUNICIPAL OBLIGATIONS (cost $178,405,472) †—99.7%	178,405,472

	OTHER ASSETS & LIABILITIES, NET—0.3%	598,748

	NET ASSETS—100.0%	$179,004,220

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

(A)	Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates.

(B)
The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

FHLB	Federal Home Loan Bank
GO	General Obligation
HDC	Housing Development Corporation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LGAC	Local Government Advisory Committee
LIQ	Liquidity
LOC	Letter of Credit
RANS	Revenue Anticipation Notes
TANS	Tax Anticipation Notes
TECP	Tax-Exempt Commercial Paper

For information on the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

The following is a summary of inputs used as of July 31, 2009 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total

TDAM Money Market Portfolio
Investments in Securities
Commercial Paper	$-	$6,718,012,942	$-	$6,718,012,942
Certificates of Deposit	-	2,343,833,006	-	2,343,833,006
Corporate Obligations	-	85,852,000	-	85,852,000
Taxable Municipal Obligations	-	246,885,000	-	246,885,000
Repurchase Agreements	-	893,984,000	-	893,984,000
Total Investments in Securities	$-	$10,288,566,948	$-	$10,288,566,948

TDAM U.S. Government Portfolio
Investments in Securities
U.S. Government Agency Obligations	$-	$2,648,249,273	$-	$2,648,249,273
U.S. Treasury Obligations	-	96,908,257	-	96,908,257
Repurchase Agreements	-	969,657,000	-	969,657,000
Total Investments in Securities	$-	$3,714,814,530	$-	$3,714,814,530

TDAM Municipal Portfolio
Investments in Securities
Municipal Obligations	$-	$900,329,655	$-	$900,329,655
Total Investments in Securities	$-	$900,329,655	$-	$900,329,655

TDAM California Municipal Money Market Portfolio
Investments in Securities
Municipal Obligations	$-	$304,462,448	$-	$304,462,448
U.S. Government Agency Obligations	-	19,997,833	-	19,997,833
Total Investments in Securities	$-	$324,460,281	$-	$324,460,281

TDAM New York Municipal Money Market Portfolio
Investments in Securities
Municipal Obligations	$-	$178,405,472	$-	$178,405,472
Total Investments in Securities	$-	$178,405,472	$-	$178,405,472

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM INSTITUTIONAL MONEY MARKET FUND • SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

PRINCIPAL AMOUNT		VALUE

	COMMERCIAL PAPER

	ASSET-BACKED—5.9%
$1,000,000	Old Line Funding LLC, 0.33%, due 9/10/09 (LOC: Old Line Funding LLC; Royal Bank of Canada) (Note A)	$999,633
1,000,000	Old Line Funding LLC, 0.32%, due 10/15/09 (LOC: Old Line Funding LLC; Royal Bank of Canada) (Note A)	999,333
3,000,000	Old Line Funding LLC, 0.31%, due 10/19/09 (LOC: Old Line Funding LLC; Royal Bank of Canada) (Note A)	2,997,959
1,000,000	Ticonderoga Funding LLC, 0.26%, due 8/17/09 (LOC: Bank of America, N.A.) (Note A)	999,884
3,000,000	Ticonderoga Funding LLC, 0.35%, due 9/2/09 (LOC: Bank of America, N.A.) (Note A)	2,999,067
		8,995,876

	BANKS—14.7%
2,000,000	Australia & New Zealand Banking Group, 0.80%, due 9/18/09 (Note A)	1,997,867
3,000,000	Australia & New Zealand Banking Group, 0.39%, due 12/17/09 (Note A)	2,995,515
2,000,000	Bank of Nova Scotia New York Agency,0.25%, due 9/22/09 (Note A)	1,999,278
1,500,000	JPMorgan Chase Funding, 0.27%, due 8/3/09 (Note A)	1,499,978
2,000,000	Lloyds TSB Bank PLC, 0.23%, due 8/7/09	1,999,923
2,000,000	Royal Bank of Scotland, 0.28%, due 8/5/09	1,999,938
2,000,000	Royal Bank of Scotland, 0.27%, due 8/21/09	1,999,700
2,000,000	Royal Bank of Scotland, 0.28%, due 8/27/09	1,999,596
2,000,000	Svenska Handelsbank, Inc., 0.49%, due 12/17/09	1,996,243
2,000,000	Westpac Banking Corp., N.Y., 0.32%, due 9/8/09 (Note A)	1,999,324
1,000,000	Westpac Banking Corp., N.Y., 0.34%, due 9/14/09 (Note A)	999,584
1,000,000	Westpac Banking Corp., N.Y., 0.50%, due 12/14/09 (Note A)	998,125
		22,485,071

	DOMESTIC/FOREIGN BANK SUPPORTED—20.3%
2,000,000	BNP Paribas, 0.30%, due 8/20/09 (GTY: BNP Paribas)	1,999,683
3,000,000	BNP Paribas, 0.96%, due 10/21/09 (GTY: BNP Paribas)	2,993,554
3,000,000	Canadian Imperial Holdings, 0.25%, due 9/2/09 (GTY: Canadian Imperial Bank)	2,999,347
1,000,000	Canadian Imperial Holdings, 0.41%, due 12/21/09 (GTY: Canadian Imperial Bank)	998,383
1,000,000	CBA (Delaware) Finance, 0.79%, due 8/25/09 (GTY: Commonwealth Bank of Australia)	999,473
2,000,000	CBA (Delaware) Finance, 0.28%, due 10/27/09 (GTY: Commonwealth Bank of Australia)	1,998,647
1,000,000	ING (US) Funding LLC, 0.24%, due 8/11/09 (GTY: ING Bank N.V.)	999,933
2,000,000	ING (US) Funding LLC, 0.22%, due 8/24/09 (GTY: ING Bank N.V.)	1,999,719
2,000,000	ING (US) Funding LLC, 0.25%, due 9/22/09 (GTY: ING Bank N.V.)	1,999,278
2,000,000	ING (US) Funding LLC, 0.35%, due 9/23/09 (GTY: ING Bank N.V.)	1,998,969
2,000,000	National Australia Funding, 0.27%, due 11/3/09 (LOC: National Australia Bank) (Note A)	1,998,590
1,000,000	Nordea North America, 0.29%, due 8/17/09 (GTY: Nordea Bank AB)	999,871
1,000,000	Nordea North America, 0.28%, due 9/1/09 (GTY: Nordea Bank AB)	999,759
1,000,000	Nordea North America, 0.29%, due 11/17/09 (GTY: Nordea Bank AB)	999,130
1,000,000	Nordea North America, 0.30%, due 12/16/09 (GTY: Nordea Bank AB)	998,858
2,000,000	Societe Generale, N.A., 0.23%, due 8/13/09 (GTY: Societe Generale)	1,999,847
2,000,000	Societe Generale, N.A., 0.23%, due 8/31/09 (GTY: Societe Generale)	1,999,617
2,000,000	Societe Generale, N.A., 0.31%, due 9/16/09 (GTY: Societe Generale)	1,999,208
		30,981,866

	FOREIGN GOVERNMENTS —3.3%
1,000,000	Export Development Canada, 0.96%, due 9/4/09	999,103
2,000,000	Queensland Treasury Corp., 0.37%, due 9/15/09 (GTY: Queensland)	1,999,075
2,000,000	Queensland Treasury Corp., 0.30%, due 9/18/09 (GTY: Queensland)	1,999,200
		4,997,378

	INDUSTRIAL & OTHER COMMERCIAL PAPER —6.5%
1,900,000	Total Capital Canada, 0.25%, due 8/14/09 (Note A)	1,899,828
1,000,000	Total Capital Canada, 0.27%, due 10/15/09 (Note A)	999,438
2,000,000	General Electric Capital Corp., 0.30%, due 10/22/09	1,998,633
3,000,000	General Electric Capital Corp., 0.29%, due 10/26/09	2,997,922
2,100,000	Total Capital SA, 0.24%, due 9/11/09 (GTY: Total SA) (Note A)	2,099,426
		9,995,247

	TOTAL COMMERCIAL PAPER—50.7%	77,455,438

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM INSTITUTIONAL MONEY MARKET FUND • SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

PRINCIPAL AMOUNT		VALUE

	CERTIFICATES OF DEPOSIT—18.2%

$2,000,000	Australia & New Zealand Banking Group, 0.75%, due 7/14/10	$2,000,000
1,000,000	Banco Bilbao Vizcaya Argentina, 0.22%, due 8/4/09	1,000,000
2,000,000	Banco Bilbao Vizcaya Argentina, 0.36%, due 9/4/09	2,000,009
2,000,000	Banco Bilbao Vizcaya Argentina, 0.36%, due 9/17/09	2,000,013
1,000,000	Bank of Nova Scotia, 1.00%, due 6/10/10	1,000,000
2,000,000	Bank of Nova Scotia, 0.93%, due 6/17/10	2,000,000
3,000,000	Credit Agricole, S.A.,1.15%, due 8/26/09 (Note A)	3,000,000
1,000,000	Credit Agricole, S.A.,1.10%, due 9/9/09 (Note A)	1,000,000
1,000,000	Credit Agricole, S.A.,1.25%, due 10/9/09 (Note A)	1,000,000
2,000,000	Lloyds TSB Bank NY, 0.23%, due 8/27/09	2,000,000
3,000,000	Rabobank Nederland, 1.00%, due 10/9/09	3,000,000
1,500,000	Rabobank Nederland, 0.28%, due 10/20/09	1,500,033
1,500,000	Rabobank Nederland, 0.32%, due 11/20/09	1,500,046
1,500,000	Royal Bank of Canada NY, 0.41%, due 1/11/10	1,500,000
2,385,000	Svenska Handelsbank, Inc.,0.40%, due 11/9/09	2,385,529
1,000,000	Svenska Handelsbank, Inc.,0.37%, due 11/12/09	1,000,086
		27,885,716
	U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.6%
4,000,000	FreddieMac, 0.44%, due 8/5/09 (Note B)	3,999,804
3,000,000	Federal Home Loan Bank, 0.50%, due 5/13/10 (Note B)	3,000,000
		6,999,804
	CORPORATE OBLIGATION

	BANK—2.9%
4,500,000	Wells Fargo & Co., 0.78%, due 9/23/09 (Note B)	4,502,855

	TOTAL CORPORATE OBLIGATION—2.9%	4,502,855

	REPURCHASE AGREEMENTS—23.6%
10,000,000	Barclays Bank
	• 0.20% dated 7/31/09, due 8/3/09 in the amount of $10,000,167
	• fully collateralized by a $9,388,500 U.S. Treasury obligation, coupon rate 4.25%
	maturity 8/15/15, value $10,200,032	10,000,000

11,131,000	Deutsche Bank Securities, Inc.
	• 0.19% dated 7/31/09, due 8/3/09 in the amount of $11,131,176
	• fully collateralized by a $11,360,000 FHLB, coupon rate 0.00%
	maturity 11/2/09, value $11,354,320	11,131,000

15,000,000	RBC Capital Markets Corp.
	• 0.21% dated 7/31/09, due 8/3/09 in the amount of $15,000,263
	• fully collateralized by a $14,305,000 U.S. government obligation, coupon 5.125%,
	maturity 10/19/16, value $15,303,930	15,000,000
		36,131,000

	TOTAL INVESTMENTS (Cost $152,974,813)†—100.0%	152,974,813

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET, NET—(0.0)%	(5,319)

	NET ASSETS—100.0%	$152,969,494

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

(A)
Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration,  normally to qualified institutional buyers. On July 31, 2009, these securities amounted to $33,482,829 or 21.9% of net assets. These securities have been deemed liquid by the Board of Directors.

(B)	The rate shown is the effective yield at time of purchase.

FHLB	Federal Home Loan Bank
GTY	Guarantee
LOC	Letter of Credit

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM INSTITUTIONAL U.S. GOVERNMENT FUND • SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

PRINCIPAL AMOUNT		VALUE

	U.S. GOVERNMENT AGENCY OBLIGATIONS

	FANNIE MAE—22.0%
$20,000,000	Discount Notes, 0.32%, due 8/3/09 (Note B)	$19,999,644
40,000,000	Discount Notes, 0.17%, due 8/24/09 (Note B)	39,995,656
4,505,000	Discount Notes, 0.41%, due 9/23/09 (Note B)	4,502,281
20,000,000	Discount Notes, 0.26%, due 10/13/09 (Note B)	19,989,456
20,000,000	Discount Notes, 0.18%, due 10/14/09 (Note B)	19,992,600
20,000,000	Discount Notes, 0.18%, due 10/21/09 (Note B)	19,991,900
5,000,000	Discount Notes, 0.35%, due 1/20/10 (Note B)	4,992,714
		129,464,251

	FEDERAL FARM CREDIT BANK—5.1%
5,000,000	Discount Notes, 0.55%, due 9/23/09	4,995,951
4,000,000	Discount Notes, 0.45%, due 11/3/09	3,995,300
4,000,000	Discount Notes, 0.50%, due 12/3/09	3,993,111
10,000,000	Notes, 5.25%, due 8/3/09 (Note A)	10,002,529
7,000,000	Notes, 0.90%, due 12/16/09 (Note A)	7,004,007
		29,990,898

	FEDERAL HOME LOAN BANK—30.1%
13,500,000	Discount Notes, 0.34%, due 8/3/09	13,499,745
47,525,000	Discount Notes, 0.18%, due 8/5/09	47,524,037
3,000,000	Discount Notes, 0.19%, due 8/7/09	2,999,905
30,000,000	Discount Notes, 0.15%, due 8/27/09	29,996,750
10,478,000	Discount Notes, 0.26%, due 10/2/09	10,473,308
17,245,000	Discount Notes, 0.31%, due 12/1/09	17,226,883
40,000,000	Notes, 4.90%, due 10/5/09 (Note A)	40,325,582
14,500,000	Notes, 0.50%, due 5/13/10 (Note A)	14,500,000
		176,546,210

	FREDDIE MAC—24.6%
20,000,000	Discount Notes, 0.23%, due 8/24/09 (Note B)	19,997,061
20,000,000	Discount Notes, RB, 0.19%, due 8/25/09 (Note B)	19,997,467
15,000,000	Discount Notes, 0.41%, due 9/14/09 (Note B)	14,992,483
23,965,000	Discount Notes, 0.22%, due 9/23/09 (Note B)	23,957,414
17,560,000	Discount Notes, 0.24%, due 10/13/09 (Note B)	17,551,454
20,000,000	Discount Notes, 0.32%, due 12/7/09 (Note B)	19,977,600
5,000,000	Notes, 6.63%, due 9/15/09 (Note A)	5,036,726
23,200,000	Notes, 4.75%, due 11/3/09 (Note A)	23,465,076
		144,975,281

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS—81.8%	480,976,640

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM INSTITUTIONAL U.S. GOVERNMENT FUND • SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

PRINCIPAL AMOUNT		VALUE

	REPURCHASE AGREEMENTS—18.0%
$45,973,000	Deutsche Bank Securities, Inc.
	• 0.19% dated 7/31/09, due 8/3/09 in the amount of $45,973,728
	• fully collateralized by various U.S. government obligations, coupon range 1.75%-4.70%,
	maturity range 3/23/11-8/10/15, value $46,893,488	$45,973,000

60,000,000	RBC Bank Capital Markets Corp.
	• 0.21% dated 7/31/09, due 8/3/09 in the amount of $60,001,050
	• fully collateralized by various U.S. government obligations, coupon range 0.700%-5.125%
	maturity range 7/12/10-10/19/16, value $61,202,965	60,000,000
		105,973,000

	TOTAL INVESTMENTS (Cost $586,949,640)†—99.8%	586,949,640

	OTHER ASSETS AND LIABILITIES, NET—0.2%	1,224,489

	NET ASSETS—100.0%	$588,174,129

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

(A)	Variable rate securities. The rates shown are the current rates on July 31, 2009. Dates shown represent the next interest reset date.

(B)
The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM INSTITUTIONAL TREASURY OBLIGATIONS MONEY MARKET FUND • SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

PRINCIPAL AMOUNT		VALUE

	U.S. TREASURY OBLIGATIONS—70.5%
$10,000,000	U.S. Treasury Bill, 0.18%, due 8/6/09 (Note A)	$9,999,752
10,000,000	U.S. Treasury Bill, 0.17%, due 8/13/09 (Note A)	9,999,427
10,000,000	U.S. Treasury Bill, 0.18%, due 8/20/09 (Note A)	9,999,079
4,000,000	U.S. Treasury Bill, 0.25%, due 8/27/09 (Note A)	3,999,279
8,000,000	U.S. Treasury Bill, 0.20%, due 9/3/09 (Note A)	7,998,574
5,000,000	U.S. Treasury Bill, 0.20%, due 9/10/09 (Note A)	4,998,906
10,000,000	U.S. Treasury Bill, 0.22%, due 10/1/09 (Note A)	9,996,272
10,000,000	U.S. Treasury Bill, 0.18%, due 10/8/09 (Note A)	9,996,704
5,000,000	U.S. Treasury Bill, 0.26%, due 10/15/09 (Note A)	4,997,349
10,000,000	U.S. Treasury Bill, 0.24%, due 10/22/09 (Note A)	9,994,545
3,000,000	U.S. Treasury STRIP, 0.32%, due 11/15/09 (Note A)	2,997,197
		84,977,084
	REPURCHASE AGREEMENTS—29.6%
20,616,000	Barclays Capital, Inc.
	• 0.20% dated 7/31/09, due 8/3/09 in the amount of $20,616,344
	• fully collateralized by $19,355,300 U.S. Treasury Note, coupon 4.250%
	maturity 8/15/15, value $21,028,352	20,616,000

15,000,000	Deutsche Bank Securities, Inc.
	• 0.18% dated 7/31/09, due 8/3/09 in the amount of $15,000,225
	• fully collateralized by a $13,925,100 U.S. Treasury obligation, coupon 5.000%,
	maturity 5/15/37, value $15,300,092	15,000,000
		35,616,000

	TOTAL INVESTMENTS (Cost $120,593,084)†— 100.1%	120,593,084

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(0.1)%	(77,121)

	NET ASSETS—100.0%	$120,515,963

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

(A)	The rate shown is the effective yield at time of purchase.

STRIP	Separately Traded Registered Interest and Principal Securities

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the  Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM GLOBAL SUSTAINABILITY FUND • SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

SHARES		VALUE

	COMMON STOCK

	BELGIUM—1.2%
71,100	Hansen Transmissions International NV*	$160,304

	CANADA—8.6%
44,200	5N Plus*	265,963
146,500	BioteQ Environmental Tech*	61,217
18,300	Boralex, Cl A*	157,187
36,900	Hanwei Energy Services Corp. *	47,286
6,200	Kinross Gold *	122,342
13,600	Plutonic Power Corp.*	41,675
7,600	Royal Bank of Canada*	361,898
2,500	Stantec*	62,866
		1,120,434

	DENMARK—2.1%
3,900	Vestas Wind Systems	274,716

	FINLAND—0.7%
7,200	Nokia OYJ	95,829

	FRANCE—4.4%
3,700	BNP Paribas	269,690
4,800	Sechilienne-Sidec	184,886
3,300	Veolia Environnement	113,472
		568,048

	GERMANY—5.9%
3,800	Allianz SE	374,720
2,400	Deutsche Boerse AG	190,153
5,400	E.ON AG	204,380
		769,253

	HONG KONG—0.9%
11,500	China Mobile Ltd.	120,795

	JAPAN—4.1%
6,100	ASAHI	113,722
8,300	Daiseki Co. Ltd.	181,579
1,500	East Japan Railway Co.	86,081
3,600	Toyota Motor Corp.	151,807
		533,189

	NETHERLANDS—0.9%
5,000	Koninklijke Philips Electronics NV	114,001

	NORWAY—4.4%
10,900	StatoilHydro ASA	232,902
16,100	Tandberg ASA	341,359
		574,261

	SPAIN—7.6%
14,300	Banco Santander SA	207,037
14,300	Gamesa Corp. Tecnologica SA	309,332
18,300	Iberdrola SA	156,988
4,100	Red Electrica Corp. SA	192,628
5,100	Telefonica SA	126,855
		992,840

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM GLOBAL SUSTAINABILITY FUND • SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

SHARES		VALUE

	COMMON STOCK (continued)

	SWITZERLAND—7.0%
6,600	Credit Suisse Group AG	$312,049
3,400	Nestle SA	139,998
5,100	Novartis AG	233,680
1,300	Roche Holding AG	205,084
		890,811

	UNITED KINGDOM—21.2%
16,900	BG Group	281,963
10,300	BHP Billiton	268,866
13,200	Diageo	206,784
41,100	HSBC Holdings	415,791
8,300	Johnson Matthey	196,282
10,370	Julius Baer Multistock - Swiss Stock Fund	431,066
60,500	Man Group	279,629
19,300	National Grid	180,020
13,800	Rotork	205,466
21,200	Tesco	130,117
75,600	Vodafone Group	154,920
		2,750,904

	UNITED STATES—29.6%
4,000	3M Co.	282,080
3,900	Abbott Laboratories	175,461
12,800	Cisco Systems*	281,728
800	First Solar*	123,512
4,800	Flowserve Corp.	387,696
4,200	FPL Group	238,014
11,400	Intel Corp.	219,450
2,800	International Business Machines Corp.	330,204
13,400	LKQ Corp.*	240,396
3,800	Nike, Cl B	215,232
6,900	Northeast Utilities	158,769
1,900	Ormat Technologies	75,221
2,700	Praxair	211,086
3,500	Procter & Gamble Co.,	194,286
3,500	Quest Diagnostics	191,171
6,400	Schlumberger Ltd	342,401
8,100	Staples	170,263
		3,836,970
	TOTAL COMMON STOCK—98.6%	12,802,355

	TOTAL INVESTMENTS (Cost $10,221,286)†—98.6%	12,802,355

	OTHER ASSETS AND LIABILITIES, NET—1.4%	181,630

	NET ASSETS—100.0%	$12,983,985

*	Non-income producing security.
†	At July 31, 2009, the tax basis cost of the Fund's investments was $10,221,286 and the unrealized appreciation and depreciation were $2,630,366 and $(49,297), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM SHORT-TERM INVESTMENT FUND • SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

PRINCIPAL AMOUNT		COUPON RATE (%)	MARKET VALUE

	COMMERCIAL PAPER

	ASSET-BACKED—9.6%
$200,000	Old Line Funding LLC, due 8/26/09 (LOC: Old Line Funding LLC; Royal Bank of Canada) (Notes A, B)	0.25	$199,968
200,000	Old Line Funding LLC, due 9/10/09 (LOC: Old Line Funding LLC; Royal Bank of Canada) (Notes A, B)	0.33	199,940
100,000	Old Line Funding LLC, due 10/19/09 (LOC: Old Line Funding LLC; Royal Bank of Canada) (Notes A, B)	0.31	99,921
600,000	Ticonderoga Funding LLC, due 9/2/09 (LOC: Bank of America, N.A.) (Notes A, B)	0.35	599,676
			1,099,505

	BANKS—13.9%
300,000	General Electric Capital Corp., due 10/22/09 (Note A)	0.30	299,745
200,000	Royal Bank of Scotland, due 8/21/09 (Note A)	0.27	199,970
300,000	Royal Bank of Scotland, due 8/27/09 (Note A)	0.28	299,940
200,000	Svenska Handelsbank, Inc., due 12/17/09 (Note A)	0.49	199,536
300,000	Westpac Banking Corp., due 9/14/09 (Notes A, B)	0.34	299,880
300,000	Westpac Banking Corp., due 12/14/09 (Notes A, B)	0.50	299,527
			1,598,598

	DOMESTIC/FOREIGN BANK SUPPORTED—24.4%
400,000	BNP Paribas Financial, due 8/28/09 (GTY: BNP Paribas) (Note A)	0.63	399,924
200,000	BNP Paribas Financial, due 10/21/09 (GTY: BNP Paribas) (Note A)	0.96	199,806
300,000	Canadian Imperial Holdings, due 12/21/09 (GTY: Canadian Imperial Bank) (Note A)	0.41	299,241
300,000	CBA (Delaware) Finance, due 10/27/09 (GTY: Commonwealth Bank of Australia) (Note A)	0.28	299,787
200,000	ING (US) Funding LLC, due 8/11/09 (GTY: ING Bank N.V.) (Note A)	0.24	199,988
300,000	ING (US) Funding LLC, due 9/22/09 (GTY: ING Bank N.V.) (Note A)	0.25	299,868
200,000	JPMorgan Chase Funding, due 8/3/09 (GTY: JPMorgan Chase & Co.) (Notes A, B)	0.27	199,996
400,000	Nordea North America, due 8/17/09 (GTY: Nordea Bank AB) (Note A)	0.29	399,948
200,000	Nordea North America, due 9/1/09 (GTY: Nordea Bank AB) (Note A)	0.28	199,956
300,000	Societe Generale, due 8/31/09 (GTY: Societe Generale) (Note A)	0.23	299,928
			2,798,442
	INDUSTRIAL & OTHER COMMERCIAL PAPER—4.3%
100,000	Total Capital Canada, due 8/14/09 (GTY: Total S.A.) (Note A)	0.27	99,992
400,000	Total Capital Canada, due 10/15/09 (GTY: Total S.A.) (Note A)	0.27	399,664
			499,656

	TOTAL COMMERCIAL PAPER—52.2%		5,996,201

	CERTIFICATES OF DEPOSIT—22.7%
200,000	Australia & New Zealand Banking Group, due 7/14/10	0.75	199,904
200,000	Banco Bilbao Vizcaya Argentina, due 9/4/09	0.36	200,001
400,000	Banco Bilbao Vizcaya Argentina, due 8/4/09	0.22	399,996
500,000	Bank of Nova Scotia, due 6/10/10	1.00	501,732
800,000	Credit Agricole, S.A., due 8/26/09	1.15	800,502
500,000	Rabobank Nederland, due 10/9/09	1.00	500,679
			2,602,814

	U.S. GOVERNMENT AGENCY OBLIGATIONS—12.6%
250,000	Federal Home Loan Bank, due 10/27/09 (Note A)	0.71	249,900
800,000	Freddie Mac, due 9/21/09 (Note A)	0.70	799,847
400,000	Federal Home Loan Bank, due 5/13/10 (Note A)	0.50	400,129
			1,449,876

	CORPORATE OBLIGATIONS—14.9%
400,000	Province of Ontario, due 9/8/10	3.13	409,209
500,000	Wells Fargo & Co., MTN, due 9/23/09	0.78	500,372
800,000	Export Development Canada, due 12/24/09 (Note A)	0.65	799,016
			1,708,597

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM SHORT-TERM INVESTMENT FUND • SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

PRINCIPAL AMOUNT		COUPON RATE (%)	MARKET VALUE

	REPURCHASE AGREEMENT—1.0%
$110,000	Deutsche Bank Securities, Inc.
	• 0.19% dated 7/31/09, due 8/3/09 in the amount of $110,002
	• fully collateralized by a $104,000 FFCB, coupon 5.125%,
	maturity 8/25/16, value $113,135	0.19	$110,000

	TOTAL INVESTMENTS (Cost $11,862,672)†—103.4%		11,867,488

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(3.4)%		(393,549)

	NET ASSETS—100.0%		$11,473,939

†	At July 31, 2009, the tax basis cost of the Fund's investments was $11,862,672 and the unrealized appreciation and depreciation were $5,656 and $(840), respectively.

(A)	The rate shown is the effective yield at time of purchase.

(B)
Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On July 31, 2009, these securities amounted to $1,898,908 or 16.5% of net assets. These securities have been deemed liquid by the Board of Directors.

FFCB	Federal Farm Credit Bank
GTY	Guarantee
LOC	Letter of Credit
MTN	Medium Term Note

please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM SHORT-TERM BOND FUND • SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

PRINCIPAL AMOUNT		COUPON RATE (%)	MARKET VALUE

	CORPORATE OBLIGATIONS

	BANKS—19.1%
$500,000	Bank of America Corp., MTN, due 6/15/12 (GTY: FDIC)	3.13	$516,973
300,000	Bank of America Corp., due 9/15/12	4.88	306,815
250,000	Bank of America Corp., due 5/15/14	7.38	272,328
300,000	Bank of New York Mellon Corp., MTN, due 11/1/12	4.95	320,621
508,000	Deutsche Bank AG, due 5/20/13	4.88	530,732
600,000	JPMorgan Chase & Co., due 12/1/11 (GTY: FDIC)	3.13	620,894
700,000	JPMorgan Chase & Co., due 10/1/12	5.38	746,228
820,000	Royal Bank of Canada, due 7/20/11	5.65	880,160
300,000	Santander Central Hispano Issuances Ltd., due 9/14/10	7.63	316,167
250,000	Wells Fargo Bank NA, due 6/21/10	7.55	263,608
500,000	Wells Fargo Bank NA, due 2/1/11	6.45	524,610
500,000	Wells Fargo Bank NA, due 6/15/12 (GTY: FDIC)	2.13	503,394
			5,802,530
	FINANCIALS—16.5%
400,000	American General Finance Corp., MTN, Ser.G, due 9/1/09	5.38	391,149
500,000	BP Capital Markets PLC, due 3/10/12	3.13	514,007
135,000	Caterpillar Financial Services Corp., due 12/1/10	5.05	140,238
500,000	Citigroup Inc., due 12/9/11	2.88	514,122
500,000	Credit Suisse USA Inc., due 1/15/12	6.50	543,919
425,000	Duke Realty LP, due 1/15/10	5.25	423,712
225,000	ERP Operating LP, due 3/15/12	6.63	232,307
250,000	General Electric Capital Corp., MTN, Ser. A, due 12/1/10	4.25	256,424
500,000	Goldman Sachs Group Inc., due 6/15/10	4.50	514,533
500,000	HSBC Finance Corp., due 9/15/09	6.30	501,775
250,000	International Lease Finance Corp., MTN, Ser. O, due 11/1/09	4.38	243,464
200,000	John Deere Capital Corp., MTN, due 12/17/12	4.95	213,704
500,000	Pitney Bowes Global Financial Services LLC, due 9/15/09	8.55	503,520
			4,992,874

	FOREIGN GOVERNMENTS—2.5%
250,000	Province of British Columbia Canada, due 5/30/13	4.30	261,095
500,000	Province of Ontario Canada, MTN, Ser. G, due 1/20/12	2.63	510,626
			771,721

	GAS TRANSMISSION—1.2%
300,000	Nova Gas Transmission Ltd., due 12/15/12	8.50	355,662

	INDUSTRIALS—21.1%
525,000	Apache Corp., due 4/15/12	6.25	574,306
500,000	Arden Realty LP, due 11/15/10	8.50	533,389
400,000	Burlington Resources Finance Co., due 2/15/11	6.68	426,989
240,000	Caterpillar Inc., due 9/15/09	7.25	241,628
300,000	Cisco Systems Inc., due 2/22/11	5.25	317,536
200,000	Comcast Corp., due 1/15/10	5.85	208,244
350,000	Comcast Corp., due 3/15/11	5.50	368,010
130,000	ConoCo. Funding Co., due 10/15/11	6.35	142,492
359,000	CVS Caremark Corp., due 8/15/11	5.75	381,200
500,000	Deere & Co., due 5/15/10	7.85	525,423
650,000	Diageo Capital PLC, MTN, due 11/1/09	7.25	659,541
225,000	General Electric Co., due 2/1/13	5.00	236,610
600,000	Kellogg Co., Ser. B, due 4/1/11	6.60	645,347
159,000	Kraft Foods Inc., due 6/1/12	6.25	172,809
195,000	United Technologies Corp., due 11/15/10	7.13	208,446
225,000	United Technologies Corp., due 3/1/11	6.35	240,404
500,000	Wal-Mart Stores Inc., due 2/15/11	4.13	520,381
			6,402,755

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM SHORT-TERM BOND FUND • SCHEDULE OF INVESTMENTS
July 31, 2009 (Unaudited)

PRINCIPAL AMOUNT		COUPON RATE (%)	MARKET VALUE

	CORPORATE OBLIGATIONS (continued)

	TELECOMMUNICATION SERVICES—3.0%
$250,000	AT&T Inc., due 3/15/11	6.25	$266,020
325,000	AT&T Inc., due 11/15/11	7.30	361,005
250,000	AT&T Inc., due 2/1/12	5.88	268,994
			896,019

	TRANSPORTATION SERVICES—2.2%
200,000	FedEx Corp., due 8/15/09	5.50	200,195
450,000	Union Pacific Corp., due 1/15/11	6.65	471,878
			672,073

	TOTAL CORPORATE OBLIGATIONS—65.6%		19,893,634

	U.S. TREASURY OBLIGATIONS—22.9%
425,000	TIPS, due 4/15/10	0.88	480,811
150,000	TIPS, due 4/15/13	0.63	149,775
1,000,000	U.S. Treasury Note, due 1/15/11	4.25	1,049,375
875,000	U.S. Treasury Note, due 4/30/11	4.88	933,584
1,200,000	U.S. Treasury Note, due 8/31/11	4.63	1,284,750
950,000	U.S. Treasury Note, due 11/15/11	1.75	960,320
1,600,000	U.S. Treasury Note, due 6/15/12	1.88	1,614,128
450,000	U.S. Treasury Note, due 10/31/12	3.88	481,043
			6,953,786

	U.S. GOVERNMENT AGENCY OBLIGATIONS—5.6%
300,000	Fannie Mae, due 6/30/10	3.27	306,999
500,000	Fannie Mae, due 8/15/11	3.63	524,289
500,000	Federal Farm Credit Bank, due 8/25/11	3.88	526,205
300,000	Federal Home Loan Banks, due 11/15/11	5.63	327,827
			1,685,320

	MUNICIPAL OBLIGATIONS—2.8%
810,000	New York State, Urban Development, Rev. Bonds (State Personal Income Tax Project), Tax., Ser. B-3, due 12/15/10 (LOC: MBIA)	4.22	835,669

	REPURCHASE AGREEMENT—2.3%
705,000	Deutsche Bank Securities, Inc.
	• 0.19% dated 7/31/09, due 8/3/09 in the amount of $705,011
	• fully collateralized by various U.S. government obligations, coupon range 0.00%-5.125%
	maturity range 8/25/16-4/15/30, value $719,859	0.19	705,000

	TOTAL INVESTMENTS (Cost $29,639,480)†—99.2%		30,073,409

	OTHER ASSETS & LIABILITIES, NET—0.8%		238,230

	NET ASSETS—100.0%		$30,311,639

†	At July 31, 2009, the tax basis cost of the Fund's investments was $29,639,480 and the unrealized appreciation and depreciation were $461,805 and $(27,876), respectively.

FDIC	Federal Deposit Insurance Corporation
GTY	Guarantee
LOC	Letter of Credit
MBIA	MBIA, Inc.
MTN	Medium Term Note
TIPS	Treasury Inflation Protected Securities

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

The following is a summary of inputs used as of July 31, 2009 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total

TDAM Institutional Money Market Fund
Investments in Securities
Commercial Paper	$-	$77,455,438	$-	$77,455,438
Certificates of Deposit	-	27,885,716	-	27,885,716
U.S. Government Agency Obligations	-	6,999,804	-	6,999,804
Corporate Obligations	-	4,502,855	-	4,502,855
Repurchase Agreements		36,131,000		36,131,000
Total Investments in Securities	$-	$152,974,813	$-	$152,974,813

TDAM Institutional U.S. Government Fund
Investments in Securities
U.S. Government Agency Obligations	$-	$480,976,640	$-	$480,976,640
Repurchase Agreements	-	105,973,000	-	105,973,000
Total Investments in Securities	$-	$586,949,640	$-	$586,949,640

TDAM Institutional Treasury Obligations Money Market Fund
Investments in Securities
U.S. Treasury Obligations	$-	$84,977,084	$-	$84,977,084
Repurchase Agreements	-	35,616,000	-	35,616,000
Total Investments in Securities	$-	$120,593,084	$-	$120,593,084

TDAM Global Sustainability Fund
Investments in Securities
Common Stock	$12,802,355	$-	$-	$12,802,355
Total Investments in Securities	$12,802,355	$-	$-	$12,802,355

TDAM Short-Term Investment Fund
Investments in Securities
Commercial Paper	$-	$6,795,217	$-	$6,795,217
Certificates of Deposit	-	2,602,814	-	2,602,814
U.S. Government Agency Obligations	-	1,449,876	-	1,449,876
Corporate Obligations	-	909,581	-	909,581
Repurchase Agreements	-	110,000	-	110,000
Total Investments in Securities	$-	$11,867,488	$-	$11,867,488

TDAM Short-Term Bond Fund
Investments in Securities
Corporate Obligations	$-	$19,893,634	$-	$19,893,634
U.S. Treasury Obligations	-	6,953,786	-	6,953,786
U.S. Government Agency Obligations	-	1,685,320	-	1,685,320
Municipal Obligations	-	835,669	-	835,669
Repurchase Agreements	-	705,000	-	705,000
Total Investments in Securities	$-	$30,073,409	$-	$30,073,409

Item 2. Controls and Procedures.

(a)
Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)
Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) TD Asset Management USA Funds Inc.

By (Signature and Title)* /s/ Mark Bell, President

Date 9/17/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Mark Bell, President

Date 9/17/09

By (Signature and Title)* /s/ Eric Kleinschmidt, Treasurer

Date 9/17/09

* Print the name and title of each signing officer under his or her signature.